Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors [Member]
IfrsStatementLineItems [Line Items]
Audit's Committee	$ 64,704	$ 67,307	$ 71,380
Directors' Committee	82,379	75,494	67,691
Attendance meetings fee	1,472,234	1,537,747	1,460,776
Dividend Participation	2,008,338	2,646,357	3,004,895
Chief Executive [Member]
IfrsStatementLineItems [Line Items]
Directors' Committee	23,177	20,084	17,689
Attendance meetings fee	193,382	224,474	226,566
Dividend Participation	$ 37,437	$ 28,009	$ 28,064